Shareholder Report, Holdings (Details)	May 31, 2024
Investor Class | InvestorClass-Lantheus Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Class | InvestorClass-First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Class | InvestorClass-SS&C Technologies Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investor Class | InvestorClass-Fidelity National Information Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investor Class | InvestorClass-Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investor Class | InvestorClass-Live Nation Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Class | InvestorClass-Fidelity National Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Investor Class | InvestorClass-BJs Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Investor Class | InvestorClass-Affiliated Managers Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Class | InvestorClass-Insperity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Investor Class | InvestorClass-Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Investor Class | InvestorClass-Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Investor Class | InvestorClass-Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Investor Class | InvestorClass-Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Investor Class | InvestorClass-Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Advisor Class | AdvisorClass-Lantheus Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Advisor Class | AdvisorClass-First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Advisor Class | AdvisorClass-SS&C Technologies Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Advisor Class | AdvisorClass-Fidelity National Information Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Advisor Class | AdvisorClass-Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Advisor Class | AdvisorClass-Live Nation Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Advisor Class | AdvisorClass-Fidelity National Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Advisor Class | AdvisorClass-BJs Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Advisor Class | AdvisorClass-Affiliated Managers Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Advisor Class | AdvisorClass-Insperity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Advisor Class | AdvisorClass-Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Advisor Class | AdvisorClass-Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Advisor Class | AdvisorClass-Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Advisor Class | AdvisorClass-Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Advisor Class | AdvisorClass-Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Institutional Class | InstitutionalClass-Lantheus Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Class | InstitutionalClass-First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | InstitutionalClass-SS&C Technologies Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class | InstitutionalClass-Fidelity National Information Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | InstitutionalClass-Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | InstitutionalClass-Live Nation Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class | InstitutionalClass-Fidelity National Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | InstitutionalClass-BJs Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | InstitutionalClass-Affiliated Managers Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | InstitutionalClass-Insperity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class | InstitutionalClass-Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Institutional Class | InstitutionalClass-Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Institutional Class | InstitutionalClass-Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Institutional Class | InstitutionalClass-Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | InstitutionalClass-Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Investor Class | InvestorClass-Lantheus Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Investor Class | InvestorClass-First Citizens BancShares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Class | InvestorClass-ACI Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Investor Class | InvestorClass-frontdoor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Investor Class | InvestorClass-U-Haul Holding, Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Class | InvestorClass-Wintrust Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Class | InvestorClass-Insperity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Class | InvestorClass-Air Lease, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Class | InvestorClass-First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Class | InvestorClass-Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investor Class | InvestorClass-Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Investor Class | InvestorClass-Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Investor Class | InvestorClass-Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Investor Class | InvestorClass-Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Advisor Class | AdvisorClass-Lantheus Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Advisor Class | AdvisorClass-First Citizens BancShares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Advisor Class | AdvisorClass-ACI Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Advisor Class | AdvisorClass-frontdoor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Advisor Class | AdvisorClass-U-Haul Holding, Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Advisor Class | AdvisorClass-Wintrust Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Advisor Class | AdvisorClass-Insperity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Advisor Class | AdvisorClass-Air Lease, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Advisor Class | AdvisorClass-First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Advisor Class | AdvisorClass-Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Advisor Class | AdvisorClass-Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Advisor Class | AdvisorClass-Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Advisor Class | AdvisorClass-Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Advisor Class | AdvisorClass-Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Advisor Class | AdvisorClass-Silicon Motion Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Advisor Class | AdvisorClass-Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Advisor Class | AdvisorClass-Jeronimo Martins SGPS SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Advisor Class | AdvisorClass-Bank of Ireland Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Advisor Class | AdvisorClass-Edenred [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Advisor Class | AdvisorClass-Euronet Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Advisor Class | AdvisorClass-BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Advisor Class | AdvisorClass-Buzzi Unicem SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Advisor Class | AdvisorClass-B&M European Value Retail SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Advisor Class | AdvisorClass-Capgemini SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Advisor Class | AdvisorClass-Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Advisor Class | AdvisorClass-Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Advisor Class | AdvisorClass-Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Advisor Class | AdvisorClass-Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Advisor Class | AdvisorClass-Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Advisor Class | AdvisorClass-Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class | AdvisorClass-United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Advisor Class | AdvisorClass-United States
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Advisor Class | AdvisorClass-France
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Advisor Class | AdvisorClass-Canada
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Advisor Class | AdvisorClass-Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Advisor Class | AdvisorClass-Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Advisor Class | AdvisorClass-China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Advisor Class | AdvisorClass-Portugal
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Advisor Class | AdvisorClass-Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.30%